UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-499
                                   ------------


                             AXP INCOME SERIES, INC.
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               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     5/31
                         --------------
Date of reporting period:   11/30
                         --------------

AXP(R)
   Selective
           Fund

                                                               Semiannual Report
                                                            for the Period Ended
                                                                   Nov. 30, 2003

AXP Selective Fund seeks to provide shareholders with current income and preservation of capital.

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(logo)                                                               (logo)
American                                                            AMERICAN
  Express(R)                                                         EXPRESS(R)
 Funds
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

Table of Contents

Fund Snapshot                                                 3

Questions & Answers
   with Portfolio Management                                  4

Investments in Securities                                     8

Financial Statements (Portfolio)                             15

Notes to Financial Statements (Portfolio)                    18

Financial Statements (Fund)                                  23

Notes to Financial Statements (Fund)                         26

Proxy Voting                                                 31

(Dalbar logo)

American Express(R) Funds' reports to shareholders have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

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2   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

Fund Snapshot
        AS OF NOV. 30, 2003

PORTFOLIO MANAGER

Portfolio manager                                      Tom Murphy, CFA*
Since                                                              2/03
Years in industry                                                    17

* The Fund is managed by a team of portfolio managers led by Tom Murphy, CFA.

FUND OBJECTIVE

For investors seeking current income and preservation of capital.

Inception dates
A: 4/6/45       B: 3/20/95      C: 6/26/00      Y: 3/20/95

Ticker symbols
A: INSEX        B: ISEBX        C: ASLCX        Y: IDEYX

Total net assets                                         $1.176 billion

Number of holdings                                                  252

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

     DURATION
SHORT  INT  LONG
        X        HIGH
                 MEDIUM     QUALITY
                 LOW

SECTOR COMPOSITION

Percentage of portfolio assets

(pie chart)

Mortgage-backed securities 37.6%
U.S. government obligations & agencies 26.3%
Financials 15.2%
Short-term securities 5.0%
Utilities 4.4%
Telecommunications 3.6%
Consumer discretionary 3.4%
Industrials 1.4%
Energy 1.0%
Consumer staples 0.9%
Foreign government bonds 0.6%
Materials 0.6%

CREDIT QUALITY SUMMARY

Percentage of portfolio assets

AAA bonds                                                          71.2%
AA bonds                                                            3.0%
A bonds                                                             7.5%
BBB bonds                                                          13.0%

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

Fund holdings are subject to change.

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3   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

Questions & Answers

                            WITH PORTFOLIO MANAGEMENT

Below, Portfolio Manager Tom Murphy discusses the Fund's results and positioning for the six-month period ended Nov. 30, 2003.

Q: How did AXP Selective Fund perform in the six months ended Nov. 30, 2003?

A: AXP Selective Fund's Class A shares, excluding sales charge, declined 1.52% for the period. The Lehman Brothers Aggregate Bond Index declined 1.04% while the Lipper Corporate Debt - A rated Funds Index, representing the Fund's peer group, declined 0.85%.
     At the start of the period, the Treasury market was grappling with concerns about potential deflation. However, during the period, the combination of Federal Open Markets Committee actions and stronger economic news spurred a high level of bond volatility, driving yields higher.

Q:   What factors affected the  Fund's performance?

A: At the Fed meeting in May 2003, the Federal Reserve left the Fed funds rate unchanged, affirmed their accommodative monetary policy and said deflation was more likely than inflation. The comments sparked a Treasury rally that continued into mid-June. Then on June 25, the Fed reduced the Fed funds rate by 0.25%, less than expected. The Fed also did not repeat previous comments about stimulating the economy through unconventional measures. Treasury prices

(bar graph)
                             PERFORMANCE COMPARISON
                  For the six-month period ended Nov. 30, 2003

 0.0%
-0.5%                                                 (bar 3)
-1.0%                            (bar 2)              -0.85%
-1.5%       (bar 1)              -1.04%
-2.0%        -1.52%

(bar 1)  AXP Selective Fund Class A (excluding sales charge)
(bar 2)  Lehman Brothers Aggregate Bond Index(1) (unmanaged)
(bar 3)  Lipper Corporate Debt - A rated Funds Index(2)

(1) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

(2) The Lipper Corporate Debt - A rated Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

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4   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT
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Questions & Answers

(begin callout quote)> We took advantage of volatility in the corporate sector to enhance the quality profile of our corporate holdings.(end callout quote)

     declined all through July. Mortgages experienced extreme volatility, although they recouped some losses in the latter part of the six-month period. Corporate bonds, on the other hand, withstood the volatility. Though performance was not as strong as in the first half of calendar year 2003, the sector benefited from a strengthening economy and its effect on corporate balance sheets and earnings.

AVERAGE ANNUAL TOTAL RETURNS

                             Class A                Class B                  Class C                    Class Y
(Inception dates)           (4/6/45)               (3/20/95)                (6/26/00)                  (3/20/95)
                        NAV(1)     POP(2)     NAV(1)    After CDSC(3)  NAV(1)    After CDSC(4)   NAV(5)      POP(5)
as of Nov. 30, 2003
6 months*               -1.52%     -6.20%     -1.90%       -6.75%      -1.90%       -2.87%       -1.45%      -1.45%
1 year                  +4.20%     -0.75%     +3.41%       -0.59%      +3.40%       +3.40%       +4.36%      +4.36%
5 years                 +4.14%     +3.13%     +3.35%       +3.19%        N/A          N/A        +4.29%      +4.29%
10 years                +5.49%     +4.97%       N/A          N/A         N/A          N/A          N/A         N/A
Since inception           N/A        N/A      +5.47%       +5.47%      +4.79%       +4.79%       +6.42%      +6.42%

as of Dec. 31, 2003
6 months*               -0.46%     -5.19%     -0.84%       -5.74%      -0.85%       -1.83%       -0.38%      -0.38%
1 year                  +3.13%     -1.77%     +2.34%       -1.66%      +2.33%       +2.33%       +3.29%      +3.29%
5 years                 +4.19%     +3.18%     +3.41%       +3.24%        N/A          N/A        +4.35%      +4.35%
10 years                +5.52%     +5.01%       N/A          N/A         N/A          N/A          N/A         N/A
Since inception           N/A        N/A      +5.51%       +5.51%      +4.90%       +4.90%       +6.46%      +6.46%

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com/funds for current information.

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5   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

Questions & Answers

     The Fund benefited from a slightly greater-than-index position in corporate bonds relative to its index. However, many of our peers had even larger corporate allocations, which largely explains why the Fund lagged the peer group. Given current valuations, we do not plan to deviate dramatically from the Lehman Brothers Aggregate Bond Index. We believe the corporate sector is very close to fair value and could be vulnerable to any economic stumbles. In addition, we are committed to the Fund's style discipline, which we think would be compromised by an extreme corporate overweight. The Fund's mortgage positioning was a detractor due to the sector's extreme volatility during the summer months.

     Security selection in the mortgage and corporate sectors added to relative return, a testament to our sector-focused investment strategy and the expertise of our sector teams.

     We kept the Fund's duration, a measure of interest rate sensitivity, and yield curve positioning fairly similar to that of the benchmark, which had a modest positive impact on relative return.

Q:   What changes have been made to the portfolio's positioning?

A: We modestly increased our allocation to corporate bonds over the six-month period. We also took advantage of volatility in the corporate sector to enhance the quality profile of our corporate holdings. As lower quality, more cyclical corporate issues outperformed, higher quality, less cyclical issues became more attractively valued, creating opportunities for us to increase our positions in these better quality bonds.

     Throughout the period, we kept the Fund's mortgage allocation in a narrow range similar to the benchmark weighting. We modestly adjusted the allocation up and down to capitalize on last summer's mortgage volatility. Within the mortgage component, we continued to focus on the selection of individual mortgage pools believed to have lower-than-average prepayment risk.

     We substantially increased the Fund's allocation to government agency securities, such that we are now close to the benchmark positioning. Valuations on agency securities grew more attractive as prices were depressed by concerns about the status of these organizations as government sponsored entities.

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6   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

Questions & Answers

     We believe this political question may garner more attention in the future; however, we don't anticipate any change in the agencies' government sponsored status. Therefore, we saw this as an opportunity to purchase the securities when they were more attractively priced.

     We kept duration and yield curve positioning similar to the benchmark because of uncertainties about the economy and the direction of interest rates. Late in the six-month period, we shortened the Fund's duration to about quarter year below the benchmark, reflecting our view of future rates, the strength of recent economic data and messages from the Fed governors. The Fund has a lower-than index position in shorter maturities securities. The current steepness of the yield curve and our belief that the Fed is unlikely to raise rates before the end of first quarter 2004 suggest a continued carrry advantage in holding longer maturity securities.

Q:   How do you plan to position the Fund in the coming months?

A: We expect the recovery to be steady throughout the early part of 2004, though the economy probably won't repeat the stellar 8.20% growth rate of third quarter 2003. We will be watching for factors that may spur the Fed to raise interest rates, including a pick-up in inflation or unabated job growth. Though we don't anticipate the Fed changing its current policy until late first quarter or second quarter 2004, we are mindful that once they commit to a less accommodative monetary policy, they could move interest rates decisively higher.

     Based on this outlook, we anticipate interest rates remaining in a trading range, with rates possibly moving toward the high end of the range in the early months of 2004.

     Mortgages tend to perform relatively well when interest rates remain in a trading range. Therefore, we are optimistic about the mortgage sector and will continue to focus on the selection of attractive mortgage pools. We expect to retain the Fund's higher-than-index position in the corporate sector and given that the yield advantage provided by lower quality bonds remains small, we will likely maintain our high quality, non-cyclical focus. If the recovery falters we might take advantage of opportunities to purchase more cyclical or lower quality corporate issues.

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7   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

Investments in Securities

Quality Income Portfolio

Nov. 30, 2003 (Unaudited)
(Percentages represent value of investments compared to net assets)

Bonds (98.3%)
Issuer                    Coupon                Principal          Value(a)
                           rate                  amount

Foreign government (0.7%)
United Mexican States
  (U.S. Dollar)
   01-16-13                6.38%                $7,720,000(c)    $7,970,900

U.S. government obligations & agencies (27.3%)
Federal Home Loan Bank
   06-14-13                3.88                 18,970,000(h)    17,822,581
Federal Home Loan Mtge Corp
   08-15-06                2.75                 25,350,000       25,398,646
   12-20-07                3.53                 23,000,000       23,171,740
   11-15-13                4.88                 22,480,000       22,584,779
Federal Natl Mtge Assn
   02-15-05                7.13                  8,000,000        8,523,864
   05-15-08                6.00                  8,815,000        9,725,096
   11-17-08                3.88                  9,625,000        9,588,233
   05-15-11                6.00                  3,520,000        3,878,797
Overseas Private Investment
  U.S. Govt Guaranty Series 1996A
   01-15-09                6.99                  5,555,555        6,104,722
U.S. Treasury
   10-31-04                2.13                  9,100,000        9,161,498
   01-31-05                1.63                  9,500,000        9,512,987
   05-31-05                1.25                    500,000          496,720
   11-15-06                2.63                 10,821,000       10,848,475
   08-15-07                3.25                  2,880,000(i)     2,917,126
   11-15-07                3.00                  3,450,000        3,454,178
   11-15-08                3.38                 40,168,000       40,208,810
   08-15-10                5.75                  1,230,000(h)     1,370,633
   11-15-13                4.25                  2,264,000        2,250,912
   08-15-22                7.25                  8,000,000(i)    10,014,376
   08-15-23                6.25                 15,300,000       17,286,017
   02-15-26                6.00                 69,080,000       76,031,174
   02-15-31                5.38                  9,699,000(i)    10,049,076
Total                                                           320,400,440

Mortgage-backed securities (39.0%)(g)
Federal Home Loan Mtge Corp
   09-27-12                3.61                  2,800,000        2,799,200
   05-01-13                4.50                  2,803,388        2,831,750
   11-01-14                7.50                  2,832,603        3,049,606
   07-01-16                8.00                        225              245
   01-01-17                8.00                      1,327            1,467
   03-01-17                8.50                     20,140           21,840
   06-01-17                8.50                      4,426            4,852
   07-01-17                7.00                  9,649,387       10,246,702
   05-01-18                5.50                  2,920,095        3,010,827
   09-01-18                5.00                  4,593,481        4,653,566
   10-01-18                5.00                  6,960,732        7,051,781
   09-01-19                8.50                     38,463           42,087
   04-01-20                9.00                    209,969          233,594
   04-01-21                9.00                    213,598          237,729
   03-01-22                8.50                    388,914          425,232
   08-01-22                8.50                    434,100          474,019
   02-01-25                8.00                    602,296          655,488
   06-01-32                7.00                  2,639,136        2,804,324
   07-01-32                7.00                 10,168,856       10,729,632
   04-01-33                6.00                  7,470,204        7,717,678
   06-01-33                5.50                  4,345,685        4,372,797
   09-01-33                4.56                  3,956,581(j)     3,943,920
   12-01-33                5.00                  6,581,000(b)     6,445,267
  Collateralized Mtge Obligation
   07-15-16                4.00                  3,000,000        2,973,621
   09-15-18                4.00                  3,800,000        3,461,635
   10-15-18                5.00                  2,700,000        2,779,627
   11-15-18                5.00                  6,900,000        7,110,102
   01-15-19                5.00                  5,200,000        5,329,584
   02-15-27                5.00                  4,000,000        4,082,928
   02-15-33                5.50                  3,992,171        4,169,223
   02-25-42                6.50                  6,622,164        7,021,567
  Interest Only
   02-15-14               10.21                  2,000,000(e)       204,000
   06-15-18               47.42                  1,634,271(e)       108,795
Federal Natl Mtge Assn
   11-01-12                4.79                 12,809,000       12,827,395
   01-01-13                4.78                  4,280,000        4,364,945
   01-01-13                4.92                  1,385,337        1,391,547
   02-01-13                4.83                  2,531,247        2,526,230
   06-01-13                4.54                  5,176,692        5,073,219
   06-01-13                4.85                  3,430,605        3,408,047
   12-01-13                4.50                  3,000,000(b)     3,026,016

See accompanying notes to investments in securities.

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8   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

Issuer                    Coupon                Principal          Value(a)
                           rate                  amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
   04-01-14                6.00%                $4,450,008       $4,657,872
   03-01-17                6.50                  5,748,077        6,065,019
   04-01-17                6.50                  3,309,791        3,492,290
   08-01-17                6.00                  9,366,801        9,784,862
   09-01-17                5.50                  2,742,919        2,827,416
   09-01-17                6.00                 11,056,754       11,550,241
   01-01-18                5.50                  3,161,520        3,258,911
   04-01-18                5.00                  7,123,994        7,235,617
   05-01-18                5.50                  6,651,318        6,880,977
   08-01-18                4.50                  6,834,353        6,797,244
   10-15-18                4.00                  1,900,000        1,684,198
   12-01-18                4.50                  5,400,000(b)     5,361,185
   12-01-18                5.00                  5,900,000(b)     5,975,579
   07-01-23                5.00                  3,436,447        3,421,383
   07-01-23                5.50                  3,917,218        3,974,072
   09-01-23                5.50                  4,888,630        4,959,583
   12-01-26                8.00                    841,101          914,241
   04-01-27                7.50                  1,110,488        1,187,223
   08-01-27                8.00                    968,510        1,050,510
   01-01-28                6.50                    557,570          586,029
   07-01-28                5.50                  2,812,549        2,847,009
   01-01-30                8.00                    816,966          883,692
   06-01-31                7.00                  6,960,733        7,397,313
   07-01-31                6.50                  3,922,179        4,090,110
   03-01-32                7.50                  1,078,423        1,150,649
   04-01-32                7.50                  1,078,762        1,150,986
   05-01-32                7.50                  1,245,846        1,329,298
   06-01-32                7.50                  3,184,714        3,397,933
   08-01-32                6.50                  9,614,843       10,031,454
   08-01-32                7.00                  1,242,687        1,311,322
   09-01-32                6.00                 11,566,115       11,893,217
   10-01-32                6.50                  1,562,367        1,629,212
   11-01-32                6.50                  2,206,990        2,301,485
   01-01-33                6.00                 19,167,710       19,719,694
   02-01-33                6.00                 20,221,771       20,805,481
   04-01-33                5.50                 46,151,665       46,507,218
   04-01-33                6.00                 13,343,479       13,779,570
   05-01-33                5.50                  7,034,714        4,983,846
   07-01-33                5.50                  7,428,102        7,479,087
   08-01-33                5.50                    996,597        1,003,437
   10-01-33                6.50                  7,921,886        8,267,850
   12-01-33                6.50                 11,800,000(b)    12,301,500
   12-30-33                4.80                  3,300,000(b,j)   3,387,656
  Collateralized Mtge Obligation
   07-25-16                4.00                  3,000,000        2,968,412
   10-25-19                8.50                  1,040,018        1,143,251
   09-25-42                5.00                  2,570,000        2,629,155
  Interest Only
   12-25-12               25.80                  2,000,000(e)       151,625
  Principal Only
   09-01-18                0.98                     74,524(f)        72,587
Govt Natl Mtge Assn
   05-15-26                7.50                  1,596,860        1,716,622
   12-15-32                6.00                 15,474,212       16,023,699
   03-15-33                7.00                  1,914,776        2,036,821
   10-15-33                5.50                  5,281,794        5,343,036
  Collateralized Mtge Obligation
  Interest Only
   01-20-32                6.14                  2,673,238(e)       346,844
   08-20-32                5.88                  8,818,118(e)     1,452,886
Total                                                           454,810,493

Aerospace & defense (0.2%)
Raytheon
   11-01-08                6.15                    310,000          333,046
   04-01-13                5.38                  2,310,000        2,288,958
Total                                                             2,622,004

Airlines (--%)
Northwest Airlines
  Series 1999-1A
   02-01-20                6.81                    580,800          516,099

Automotive & related (0.9%)
DaimlerChrysler NA Holding
   01-15-08                4.75                    860,000          866,760
   06-04-08                4.05                  5,020,000        4,907,401
   11-15-13                6.50                  1,740,000        1,793,053
Ford Motor
   02-01-29                6.38                  4,060,000        3,387,282
Total                                                            10,954,496

Banks and savings & loans (3.4%)
ANZ Capital Trust I
   12-29-49                5.36                  2,370,000(d)     2,318,498
Bank of America
  Sr Nts
   12-01-10                4.38                  1,570,000        1,556,237
   09-15-12                4.88                  6,800,000        6,771,194
Banknorth Group
  Sr Nts
   05-01-08                3.75                  1,510,000        1,488,996
Credit Suisse First Boston USA
   01-15-09                3.88                  1,950,000        1,932,195

See accompanying notes to investments in securities.

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9   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT
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Bonds (continued)
Issuer                    Coupon                Principal          Value(a)
                           rate                  amount

Banks and savings & loans (cont.)
Golden West Financial
  Sr Nts
   10-01-12                4.75%                  $940,000         $936,446
Rabobank Capital Funding II
   12-29-49                5.26                  2,950,000(d,k)   3,069,977
US Bank Natl Assn Minnesota
   08-01-11                6.38                  2,530,000        2,809,110
Wachovia Bank Commercial Mtge Trust
  Series 2003-C8 Cl A2
   11-15-35                3.89                  2,600,000        2,612,594
Washington Mutual
  Series 2003-AR10 Cl A6
   10-25-33                4.11                  4,600,000        4,580,783
Washington Mutual Bank FA
  Sub Nts
   06-15-11                6.88                  6,080,000        6,833,506
Wells Fargo Bank NA
  Sub Nts
   02-01-11                6.45                  4,250,000        4,746,034
Total                                                            39,655,570

Broker dealers (2.2%)
Goldman Sachs Group
   01-15-11                6.88                  1,310,000        1,478,513
   04-01-13                5.25                  1,250,000        1,258,061
   07-15-13                4.75                    570,000          548,842
   10-15-13                5.25                  1,410,000        1,409,281
Merrill Lynch & Co
   11-04-10                4.50                  2,650,000        2,644,610
Morgan Stanley
   04-15-11                6.75                  5,085,000(i)     5,706,936
   03-01-13                5.30                  2,340,000        2,362,675
Morgan Stanley Capital 1
  Series 2003-IQ4 Cl A1
   05-15-40                3.27                  4,890,898        4,686,913
  Series 2003-T11 Cl A2
   06-13-41                4.34                  3,870,000        3,891,958
Morgan Stanley, Dean Witter Capital 1
  Series 2002-TOP7 Cl A2
   01-15-39                5.98                  2,235,000        2,416,457
Total                                                            26,404,246

Cable (1.2%)
Comcast
   03-15-11                5.50                  5,410,000(i)     5,571,056
Comcast Cable Communications
   11-15-08                6.20                  7,000,000        7,599,487
Cox Communications
   06-01-13                4.63                    480,000          458,285
Total                                                            13,628,828

Cellular telecommunications (0.5%)
AT&T Wireless Services
   05-01-12                8.13                  5,440,000        6,209,053

Energy (1.0%)
Amerada Hess
   08-15-11                6.65                  1,200,000        1,290,744
Conoco Funding
  (U.S. Dollar)
   10-15-11                6.35                  8,120,000(c,i)   9,043,675
Devon Financing
   09-30-11                6.88                  1,230,000        1,385,559
Total                                                            11,719,978

Finance companies (2.5%)
Citigroup
   01-18-11                6.50                 17,065,000       19,114,250
Ford Motor Credit
   10-01-13                7.00                  1,050,000        1,065,771
GMAC
   09-15-11                6.88                  3,620,000        3,749,180
   02-01-12                7.00                  5,580,000        5,794,540
Total                                                            29,723,741

Financial services (5.5%)
Bank of America
  First Union NB Commercial Mtge
  Series 2001-3 Cl A2
   04-11-37                5.46                  1,580,000        1,663,049
Bear Stearns
  Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40                4.00                  3,302,035        3,277,765
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-09                4.46                  9,587,337        9,686,610
Capital One Bank
  Sr Nts
   02-01-06                6.88                    680,000          732,030

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

Issuer                    Coupon                Principal          Value(a)
                           rate                  amount

Financial services (cont.)
Citibank Credit Card Issuance Trust
  Series 2003-A5 Cl A5
   04-07-08                2.50%                $4,580,000       $4,562,871
  Series 2003-A6 Cl A6
   05-17-10                2.90                  3,300,000        3,201,693
  Series 2003-A7 Cl A7
   07-07-17                4.15                  4,180,000        3,850,659
General Electric Capital
  Sr Nts
   12-01-10                4.25                  1,640,000(b)     1,628,684
GMAC Commercial Mtge Securities
  Series 1999-C1 Cl B
   05-15-33                6.30                  2,200,000        2,424,617
HSBC Holdings
  (U.S. Dollar) Sub Nts
   12-12-12                5.25                  8,040,000(c,i)   8,194,022
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A3
   06-15-26                5.39                  2,790,000        2,937,680
  Series 2002-C2 Cl A4
   06-15-31                5.59                  1,860,000        1,964,847
  Series 2002-C8 Cl A3
   11-15-27                4.73                  1,150,000        1,163,297
  Series 2003-C3 Cl A2
   05-15-27                3.09                  5,800,000        5,633,227
  Series 2003-C8 Cl A2
   11-15-27                4.21                    650,000          655,688
MBNA Credit Card Master Note Trust
  Series 2003-A1 Cl A1
   07-15-10                3.30                  2,300,000        2,282,658
Nissan Auto Receivables Owner Trust
  Series 2003-A Cl A4
   07-15-08                2.61                    980,000          976,391
Residential Asset Securities
  Series 2002-KS1 Cl AI4
   11-25-29                5.86                  2,800,000        2,888,564
SLM
   01-15-09                4.00                  2,250,000        2,238,705
TIAA Global Markets
   01-22-08                3.88                  4,870,000(d)     4,926,102
Total                                                            64,889,159

Food (0.9%)
Kellogg
  Series B
   04-01-11                6.60                  3,940,000        4,397,749
Kraft Foods
   10-01-08                4.00                  4,710,000        4,683,766
   11-01-11                5.63                  1,490,000        1,552,550
Total                                                            10,634,065

Industrial transportation (0.8%)
Burlington Northern Santa Fe
   12-15-05                6.38                  2,415,000        2,604,626
Canadian Natl Railways
  (U.S. Dollar)
   10-15-11                6.38                  3,330,000(c)     3,676,466
Union Pacific
   02-01-08                6.63                    875,000          964,486
   01-15-11                6.65                  1,760,000        1,964,616
Total                                                             9,210,194

Insurance (2.0%)
ASIF Global Financing
   11-26-07                3.85                  1,870,000(d)     1,885,388
   01-17-13                4.90                  8,220,000(d)     8,115,112
Berkshire Hathaway
   10-15-13                4.63                  4,980,000(d)     4,871,287
MassMutual Global Funding II
   07-15-08                2.55                  2,790,000(d)     2,646,959
Met Life Global Funding I
   06-19-08                2.60                  3,530,000(d)     3,344,499
New York Life Global Funding
   09-15-13                5.38                  2,320,000(d)     2,374,590
Pacific Life
   09-15-33                6.60                    620,000(d)       645,445
Total                                                            23,883,280

Leisure time & entertainment (1.4%)
KSL Resorts
  Series 2003-1A Cl C
   05-15-13                2.02                  1,300,000        1,299,968
Time Warner
   05-01-12                6.88                  6,645,000        7,389,394
   05-01-32                7.70                  1,430,000        1,637,238
Viacom
   05-15-11                6.63                  5,380,000        6,047,857
Total                                                            16,374,457

See accompanying notes to investments in securities.

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11   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

Issuer                    Coupon                Principal          Value(a)
                           rate                  amount

Multi-industry (0.4%)
General Electric
   02-01-13                5.00%                $3,475,000(i)    $3,491,055
Tyco Intl Group
  (U.S. Dollar)
   02-15-11                6.75                    750,000(c)       806,250
Total                                                             4,297,305

Paper & packaging (0.6%)
Domtar
  (U.S. Dollar)
   10-15-11                7.88                    410,000(c)       479,788
   12-01-13                5.38                  1,380,000(c)     1,363,530
Weyerhaeuser
   03-15-07                6.13                    410,000          440,750
   03-15-12                6.75                  4,430,000        4,777,799
Total                                                             7,061,867

Telecom equipment & services (0.5%)
Sprint Capital
   03-15-12                8.38                  2,760,000        3,133,954
Vodafone Group
  (U.S. Dollar)
   02-15-10                7.75                    270,000(c)       317,399
   12-16-13                5.00                  2,620,000(c)     2,578,971
Total                                                             6,030,324

Utilities -- electric (3.8%)
American Electric Power
  Sr Nts
   06-01-15                5.25                  1,190,000        1,162,719
  Sr Nts Series C
   03-15-10                5.38                  1,400,000        1,456,199
Carolina Power & Light
   07-15-12                6.50                  1,920,000        2,109,725
Cincinnati Gas & Electric
   09-15-12                5.70                    620,000          646,207
Columbus Southern Power
  Sr Nts Series C
   03-01-13                5.50                  1,750,000        1,802,238
Commonwealth Edison
  1st Mtge Series 102
   08-15-10                4.74                    800,000          810,920
  Series 99
   02-01-08                3.70                  2,360,000        2,360,165
Consumers Energy
  1st Mtge
   04-15-08                4.25                  5,260,000(d,i)   5,281,197
Dayton Power & Light
  1st Mtge
   10-01-13                5.13                  1,650,000(d)     1,654,835
Dominion Resources
  Sr Nts Series B
   06-30-12                6.25                  2,082,000        2,252,241
  Sr Nts Series F
   08-01-33                5.25                    970,000(i)       955,644
Duke Energy
   01-15-12                6.25                  2,875,000        3,107,783
  1st Mtge
   03-05-08                3.75                  4,310,000        4,300,215
Duquesne Light
  1st Mtge Series O
   04-15-12                6.70                    300,000          331,782
FirstEnergy
  Series B
   11-15-11                6.45                  2,190,000        2,282,987
Florida Power
  1st Mtge
   03-01-13                4.80                  2,200,000        2,168,254
FPL Group Capital
   04-11-06                3.25                    810,000          820,433
Northern States Power
  1st Mtge
   08-01-10                4.75                  2,220,000        2,253,988
Northern States Power - Minnesota
  1st Mtge Series B
   08-29-12                8.00                  1,160,000        1,410,646
Ohio Power
  Sr Nts Series F
   02-15-13                5.50                    380,000          390,739
  Sr Nts Series H
   01-15-14                4.85                  2,270,000        2,189,665
PSEG Power
   12-01-15                5.50                  1,320,000(b)     1,311,328
PSI Energy
   09-15-13                5.00                    750,000          739,935
Public Service Co. of Colorado
  Series 14
   10-01-08                4.38                  2,915,000        2,974,233
Tampa Electric
   08-15-07                5.38                    350,000          370,992
Total                                                            45,145,070

See accompanying notes to investments in securities.

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12   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

Issuer                    Coupon                Principal          Value(a)
                           rate                  amount

Utilities -- natural gas (0.7%)
Consolidated Natural Gas
  Sr Nts
   04-15-11                6.85%                  $630,000         $706,986
  Sr Nts Series A
   03-01-14                5.00                    780,000(b)       767,442
Kinder Morgan Energy Partners LP
  Sr Nts
   12-15-13                5.00                  1,910,000        1,874,450
NiSource Finance
   11-01-06                3.20                  1,150,000        1,149,000
   07-15-14                5.40                    390,000          389,485
  Sr Nts
   03-01-13                6.15                  1,250,000        1,327,679
Panhandle Eastern Pipeline
   08-15-08                4.80                    950,000(d)       965,628
Texas Eastern Transmission
  Sr Nts
   07-15-07                5.25                  1,410,000        1,484,847
Total                                                             8,665,517

Utilities -- telephone (2.7%)
AT&T
  Sr Nts
   11-15-11                8.05                  1,373,000        1,558,869
BellSouth
   10-15-11                6.00                  4,270,000        4,598,679
British Telecom
  (U.S. Dollar)
   12-15-10                8.38                  1,520,000(c)     1,825,909
Citizens Communications
   05-15-06                8.50                  1,390,000        1,565,387
Deutsche Telekom Intl Finance
  (U.S. Dollar)
   06-15-10                8.50                  1,460,000(c)     1,748,898
France Telecom
  (U.S. Dollar)
   03-01-11                9.00                  1,660,000(c)     1,989,681
Telecom Italia Capital
  (U.S. Dollar)
   11-15-13                5.25                  2,120,000(c,d)   2,108,259
Verizon New England
  Sr Nts
   09-15-11                6.50                  7,650,000        8,368,335
Verizon New York
  Series A
   04-01-12                6.88                  2,330,000        2,550,968
Verizon Pennsylvania
  Series A
   11-15-11                5.65                  5,100,000        5,306,397
Total                                                            31,621,382

Total bonds
(Cost: $1,155,368,574)                                       $1,152,428,468

Short-term securities (5.2%)
Issuer                  Annualized               Amount            Value(a)
                       yield on date           payable at
                        of purchase             maturity

U.S. government agencies (4.7%)
Federal Home Loan Mtge Corp Disc Nts
   12-19-03                1.05%               $12,700,000      $12,692,494
   01-08-04                1.08                 20,000,000       19,977,093
Federal Natl Mtge Assn Disc Nts
   01-14-04                1.07                 12,400,000       12,383,988
   01-21-04                1.08                 10,000,000        9,985,022
Total                                                            55,038,597

Commercial paper (0.5%)
UBS Finance (Delaware) LLC
   12-01-03                1.05                  5,800,000        5,799,493

Total short-term securities
(Cost: $60,835,664)                                             $60,838,090

Total investments in securities
(Cost: $1,216,204,238)(l)                                    $1,213,266,558

See accompanying notes to investments in securities.

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13   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Nov. 30, 2003, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $40,176,266.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Nov. 30, 2003, the value of foreign securities represented 3.6% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing of future cash flows as of Nov. 30, 2003.

(f) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows as of Nov. 30, 2003.

(g) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(h) Security is partially or fully on loan. See Note 4 to the financial statements.

(i) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 6 to the financial statements):

     Type of security                                         Notional amount

     Purchase contracts
     U.S. Treasury Notes, March 2004, 5-year                      $22,400,000

     Sale contracts
     U.S. Treasury Notes, Dec. 2003, 10-year                       88,100,000
     U.S. Treasury Notes, March 2004, 10-year                      38,400,000

(j) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2003.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2003.

(l) At Nov. 30, 2003, the cost of securities for federal income tax purposes was approximately $1,216,204,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $  7,475,000
     Unrealized depreciation                                      (10,412,000)
                                                                  -----------
     Net unrealized depreciation                                 $ (2,937,000)
                                                                 ------------

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14   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
Quality Income Portfolio

Nov. 30, 2003 (Unaudited)
Assets
Investments in securities, at value (Note 1)*
   (identified cost $1,216,204,238)                            $1,213,266,558
Dividends and accrued interest receivable                           9,275,207
Receivable for investment securities sold                          26,883,165
                                                                   ----------
Total assets                                                    1,249,424,930
                                                                -------------
Liabilities
Disbursements in excess of cash on demand deposit                     146,382
Payable for investment securities purchased                        57,451,716
Payable upon return of securities loaned (Note 4)                  15,956,250
Accrued investment management services fee                             33,410
Other accrued expenses                                                 42,503
                                                                       ------
Total liabilities                                                  73,630,261
                                                                   ----------
Net assets                                                     $1,175,794,669
                                                               ==============
*Including securities on loan, at value (Note 4)               $   15,206,980
                                                               --------------

See accompanying notes to financial statements.

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15   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

Statement of operations
Quality Income Portfolio

Six months ended Nov. 30, 2003 (Unaudited)
Investment income
Income:
Interest                                                                      $ 26,374,442
Fee income from securities lending (Note 4)                                         68,354
                                                                                    ------
Total income                                                                    26,442,796
                                                                                ----------
Expenses (Note 2):
Investment management services fee                                               3,374,768
Compensation of board members                                                        6,158
Custodian fees                                                                     106,027
Audit fees                                                                          16,500
Other                                                                               20,046
                                                                                    ------
Total expenses                                                                   3,523,499
                                                                                 ---------
Investment income (loss) -- net                                                 22,919,297
                                                                                ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                7,478,478
   Futures contracts                                                             5,061,317
   Options contracts written (Note 5)                                              953,314
                                                                                   -------
Net realized gain (loss) on investments                                         13,493,109
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies          (57,129,239)
                                                                               -----------
Net gain (loss) on investments and foreign currencies                          (43,636,130)
                                                                               -----------
Net increase (decrease) in net assets resulting from operations               $(20,716,833)
                                                                              ============

See accompanying notes to financial statements.

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16   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

Statements of changes in net assets
Quality Income Portfolio
                                                                               Nov. 30, 2003       May 31, 2003
                                                                            Six months ended       Year ended
                                                                               (Unaudited)
Operations
Investment income (loss) -- net                                             $   22,919,297     $   65,797,801
Net realized gain (loss) on investments                                         13,493,109        (33,622,722)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies          (57,129,239)        61,670,469
                                                                               -----------         ----------
Net increase (decrease) in net assets resulting from operations                (20,716,833)        93,845,548
                                                                               -----------         ----------
Proceeds from contributions                                                      4,174,509         41,557,984
Fair value of withdrawals                                                     (265,993,125)      (260,762,982)
                                                                              ------------       ------------
Net contributions (withdrawals) from partners                                 (261,818,616)      (219,204,998)
                                                                              ------------       ------------
Total increase (decrease) in net assets                                       (282,535,449)      (125,359,450)
Net assets at beginning of period                                            1,458,330,118      1,583,689,568
                                                                             -------------      -------------
Net assets at end of period                                                 $1,175,794,669     $1,458,330,118
                                                                            ==============     ==============

See accompanying notes to financial statements.

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17   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

Notes to Financial Statements

Quality Income Portfolio

(Unaudited as to Nov. 30, 2003)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Quality Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in investment-grade bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

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18   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

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19   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment basis, including when issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its forward-commitments. As of Nov. 30, 2003, the Portfolio has entered into outstanding when-issued securities of $40,176,266.

The Portfolio also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Portfolio to "roll over" its purchase commitments, the Portfolio receives negotiated amounts in the form of reductions of the purchase price of the commitment.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with American Express Financial Corporation (AEFC) to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested trustees may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the underlying Fund or other American Express mutual funds. The Portfolio's liability for these amounts is adjusted for market value changes and remains in the Portfolio until distributed in accordance with the Plan.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

--------------------------------------------------------------------------------
20   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,942,506,508 and $2,128,786,086, respectively, for the six months ended Nov. 30, 2003. Realized gains and losses are determined on an identified cost basis.

4. LENDING OF PORTFOLIO SECURITIES

As of Nov. 30, 2003, securities valued at $15,206,980 were on loan to brokers. For collateral, the Portfolio received $15,956,250 in cash. Income from securities lending amounted to $68,354 for the six months ended Nov. 30, 2003. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

5. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written are as follows:

                                         Six months ended Nov. 30, 2003
                                           Puts                    Calls
                                   Contracts   Premiums    Contracts    Premiums
Balance May 31, 2003                  --     $      --         --   $        --
Opened                             1,122       743,470      2,654     2,356,983
Closed                              (979)     (612,213)    (2,511)   (2,082,726)
Exercised                             --            --       (143)     (274,257)
Expired                             (143)     (131,257)        --            --
                                    ----      --------     ------    ----------
Balance Nov. 30, 2003                 --     $      --         --   $        --
                                    ----      --------     ------    ----------

See "Summary of significant accounting policies."

6. INTEREST RATE FUTURES CONTRACTS

As of Nov. 30, 2003, investments in securities included securities valued at $2,724,867 that were pledged as collateral to cover initial margin deposits on 224 open purchase contracts and 1,265 open sale contracts. The notional market value of the open purchase contracts as of Nov. 30, 2003 was $24,724,000 with a net unrealized loss of $244,147. The notional market value of the open sale contracts as of Nov. 30, 2003 was $141,611,908 with a net unrealized loss of $1,596,459. See "Summary of significant accounting policies" and "Notes to investments in securities."

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21   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

7. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Portfolio's results.

Ratios/supplemental data
Fiscal period ended May 31,                                              2003(e)    2003     2002     2001     2000
Ratio of expenses to average daily net assets(a)                         .54%(c)    .52%     .53%     .52%     .52%
Ratio of net investment income (loss) to average daily net assets       3.49%(c)   4.33%    4.89%    6.44%    6.51%
Portfolio turnover rate (excluding short-term securities)                153%       263%     389%     150%      62%
Total return(b)                                                        (1.33%)(d)  6.56%    5.34%   12.06%    1.58%

Notes to financial highlights

(a) Expense ratio is based on total expenses of the Portfolio before reduction of earnings credits on cash balances. The ratio does not include feeder fund expenses.

(b) Total return is based on a calculated Portfolio NAV and does not reflect payment of a sales charge.

(c)  Adjusted to an annual basis.

(d)  Not annualized.

(e)  Six months ended Nov. 30, 2003 (Unaudited).

--------------------------------------------------------------------------------
22   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Selective Fund

Nov. 30, 2003 (Unaudited)
Assets
Investment in Portfolio (Note 1)                                                                     $1,175,673,865
Capital shares receivable                                                                                   208,326
                                                                                                            -------
Total assets                                                                                          1,175,882,191
                                                                                                      -------------
Liabilities
Dividends payable to shareholders                                                                           658,773
Capital shares payable                                                                                      266,288
Accrued distribution fee                                                                                     24,610
Accrued service fee                                                                                             615
Accrued transfer agency fee                                                                                   6,226
Accrued administrative services fee                                                                           3,184
Other accrued expenses                                                                                       50,049
                                                                                                             ------
Total liabilities                                                                                         1,009,745
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                   $1,174,872,446
                                                                                                     ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                             $    1,363,056
Additional paid-in capital                                                                            1,206,894,257
Undistributed net investment income                                                                         933,845
Accumulated net realized gain (loss) (Note 5)                                                           (29,540,915)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                    (4,777,797)
                                                                                                         ----------
Total -- representing net assets applicable to outstanding capital stock                             $1,174,872,446
                                                                                                     ==============
Net assets applicable to outstanding shares:               Class A                                   $  821,175,357
                                                           Class B                                   $  234,218,780
                                                           Class C                                   $    7,535,317
                                                           Class Y                                   $  111,942,992
Net asset value per share of outstanding capital stock:    Class A shares          95,267,922        $         8.62
                                                           Class B shares          27,174,722        $         8.62
                                                           Class C shares             874,266        $         8.62
                                                           Class Y shares          12,988,666        $         8.62
                                                                                   ----------        --------------

See accompanying notes to financial statements.

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23   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

Statement of operations
AXP Selective Fund

Six months ended Nov. 30, 2003 (Unaudited)
Investment income
Income:
Interest                                                                                               $ 26,371,762
Fee income from securities lending                                                                           68,347
                                                                                                             ------
Total income                                                                                             26,440,109
                                                                                                         ----------
Expenses (Note 2):
Expenses allocated from Portfolio                                                                         3,523,175
Distribution fee
   Class A                                                                                                1,109,752
   Class B                                                                                                1,320,070
   Class C                                                                                                   42,364
Transfer agency fee                                                                                         928,048
Incremental transfer agency fee
   Class A                                                                                                   52,956
   Class B                                                                                                   31,409
   Class C                                                                                                    1,311
Service fee -- Class Y                                                                                       75,336
Administrative services fees and expenses                                                                   325,667
Compensation of board members                                                                                 4,875
Printing and postage                                                                                         70,385
Registration fees                                                                                            28,503
Audit fees                                                                                                    5,500
Other                                                                                                         6,337
                                                                                                              -----
Total expenses                                                                                            7,525,688
   Earnings credits on cash balances (Note 2)                                                               (12,844)
                                                                                                            -------
Total net expenses                                                                                        7,512,844
                                                                                                          ---------
Investment income (loss) -- net                                                                          18,927,265
                                                                                                         ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                                                  7,477,528
   Futures contracts                                                                                      5,061,317
   Options contracts written                                                                                953,314
                                                                                                            -------
Net realized gain (loss) on investments                                                                  13,492,159
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                   (57,124,536)
                                                                                                        -----------
Net gain (loss) on investments and foreign currencies                                                   (43,632,377)
                                                                                                        -----------
Net increase (decrease) in net assets resulting from operations                                        $(24,705,112)
                                                                                                       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

Statements of changes in net assets
AXP Selective Fund
                                                                              Nov. 30, 2003       May 31, 2003
                                                                            Six months ended       Year ended
                                                                               (Unaudited)
Operations and distributions
Investment income (loss) -- net                                             $   18,927,265     $   56,545,925
Net realized gain (loss) on investments                                         13,492,159        (33,620,331)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies          (57,124,536)        61,665,598
                                                                               -----------         ----------
Net increase (decrease) in net assets resulting from operations                (24,705,112)        84,591,192
                                                                               -----------         ----------
Distributions to shareholders from:
   Net investment income
      Class A                                                                  (12,722,585)       (38,956,124)
      Class B                                                                   (2,759,490)       (10,439,800)
      Class C                                                                      (88,684)          (297,144)
      Class Y                                                                   (2,257,526)        (7,246,098)
   Net realized gain
      Class A                                                                           --         (4,035,818)
      Class B                                                                           --         (1,350,735)
      Class C                                                                           --            (39,140)
      Class Y                                                                           --           (745,149)
                                                                               -----------        -----------
Total distributions                                                            (17,828,285)       (63,110,008)
                                                                               -----------        -----------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                                      59,712,610        135,100,624
   Class B shares                                                               13,291,457         84,299,721
   Class C shares                                                                  726,140          3,528,889
   Class Y shares                                                               19,678,167         67,684,417
Reinvestment of distributions at net asset value
   Class A shares                                                               10,199,847         34,789,046
   Class B shares                                                                2,484,643         10,767,133
   Class C shares                                                                   77,590            300,242
   Class Y shares                                                                2,274,655          8,060,258
Payments for redemptions
   Class A shares                                                             (175,339,564)      (271,175,749)
   Class B shares (Note 2)                                                     (88,360,130)      (126,824,914)
   Class C shares (Note 2)                                                      (2,510,758)        (3,881,995)
   Class Y shares                                                              (82,320,187)       (88,889,251)
                                                                               -----------        -----------
Increase (decrease) in net assets from capital share transactions             (240,085,530)      (146,241,579)
                                                                              ------------       ------------
Total increase (decrease) in net assets                                       (282,618,927)      (124,760,395)
Net assets at beginning of period                                            1,457,491,373      1,582,251,768
                                                                             -------------      -------------
Net assets at end of period                                                 $1,174,872,446     $1,457,491,373
                                                                            ==============     ==============
Undistributed (excess of distributions over) net investment income          $      933,845     $     (165,135)
                                                                            --------------     --------------

See accompanying notes to financial statements.

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25   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

Notes to Financial Statements

AXP Selective Fund

(Unaudited as to Nov. 30, 2003)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Quality Income Portfolio

The Fund invests all of its assets in Quality Income Portfolio (the Portfolio), a series of Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in investment-grade bonds.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Nov. 30, 2003 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

--------------------------------------------------------------------------------
26   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $20.50

o   Class B $21.50

o   Class C $21.00

o   Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

In addition, AECSC is entitled to charge an annual closed-account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

--------------------------------------------------------------------------------
27   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $351,643 for Class A, $221,210 for Class B and $2,209 for Class C for the six months ended Nov. 30, 2003.

During the six months ended Nov. 30, 2003, the Fund's transfer agency fees were reduced by $12,844 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                        Six months ended Nov. 30, 2003
                                              Class A         Class B     Class C       Class Y
Sold                                        6,832,983       1,529,577      83,671     2,264,285
Issued for reinvested distributions         1,177,047         286,686       8,955       262,464
Redeemed                                  (20,250,063)    (10,138,388)   (289,946)   (9,508,132)
                                          -----------     -----------    --------    ----------
Net increase (decrease)                   (12,240,033)     (8,322,125)   (197,320)   (6,981,383)
                                          -----------      ----------    --------    ----------

                                                            Year ended May 31, 2003
                                              Class A         Class B     Class C       Class Y
Sold                                       15,626,061       9,752,400     408,574     7,829,635
Issued for reinvested distributions         4,031,980       1,248,789      34,818       934,006
Redeemed                                  (31,360,558)    (14,671,741)   (448,963)  (10,287,933)
                                          -----------     -----------    --------   -----------
Net increase (decrease)                   (11,702,517)     (3,670,552)     (5,571)   (1,524,292)
                                          -----------      ----------      ------    ----------

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the six months ended Nov. 30, 2003.

--------------------------------------------------------------------------------
28   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $38,591,537 as of May 31, 2003 that will expire in 2011 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended May 31,                                                 2003(g)   2003      2002      2001     2000
Net asset value, beginning of period                                       $8.88     $8.74     $8.74     $8.32    $8.96
Income from investment operations:
Net investment income (loss)                                                 .13       .33       .40       .52      .52
Net gains (losses) (both realized and unrealized)                           (.27)      .18       .02       .42     (.46)
Total from investment operations                                            (.14)      .51       .42       .94      .06
Less distributions:
Dividends from net investment income                                        (.12)     (.33)     (.40)     (.52)    (.53)
Distributions from realized gains                                             --      (.04)     (.02)       --     (.17)
Total distributions                                                         (.12)     (.37)     (.42)     (.52)    (.70)
Net asset value, end of period                                             $8.62     $8.88     $8.74     $8.74    $8.32

Ratios/supplemental data
Net assets, end of period (in millions)                                     $821      $955    $1,042    $1,004     $949
Ratio of expenses to average daily net assets(c)                           1.01%(d)   .98%      .98%      .97%     .97%
Ratio of net investment income (loss) to average daily net assets          3.03%(d)  3.89%     4.45%     6.01%    6.17%
Portfolio turnover rate (excluding short-term securities)                   153%      263%      389%      150%      62%
Total return(e)                                                           (1.52%)(f) 6.05%     4.85%    11.52%     .83%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
29   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended May 31,                                                 2003(g)   2003      2002      2001     2000
Net asset value, beginning of period                                       $8.88     $8.74     $8.74     $8.32    $8.96
Income from investment operations:
Net investment income (loss)                                                 .10       .27       .33       .45      .46
Net gains (losses) (both realized and unrealized)                           (.27)      .18       .02       .42     (.47)
Total from investment operations                                            (.17)      .45       .35       .87     (.01)
Less distributions:
Dividends from net investment income                                        (.09)     (.27)     (.33)     (.45)    (.46)
Distributions from realized gains                                             --      (.04)     (.02)       --     (.17)
Total distributions                                                         (.09)     (.31)     (.35)     (.45)    (.63)
Net asset value, end of period                                             $8.62     $8.88     $8.74     $8.74    $8.32

Ratios/supplemental data
Net assets, end of period (in millions)                                     $234      $315      $342      $264     $187
Ratio of expenses to average daily net assets(c)                           1.77%(d)  1.74%     1.73%     1.73%    1.73%
Ratio of net investment income (loss) to average daily net assets          2.26%(d)  3.12%     3.67%     5.25%    5.41%
Portfolio turnover rate (excluding short-term securities)                   153%      263%      389%      150%      62%
Total return(e)                                                           (1.90%)(f) 5.25%     4.06%    10.69%     .06%

Class C
Per share income and capital changes(a)
Fiscal period ended May 31,                                                 2003(g)   2003      2002      2001(b)
Net asset value, beginning of period                                       $8.88     $8.74     $8.74     $8.40
Income from investment operations:
Net investment income (loss)                                                 .10       .27       .33       .42
Net gains (losses) (both realized and unrealized)                           (.27)      .18       .02       .34
Total from investment operations                                            (.17)      .45       .35       .76
Less distributions:
Dividends from net investment income                                        (.09)     (.27)     (.33)     (.42)
Distributions from realized gains                                             --      (.04)     (.02)       --
Total distributions                                                         (.09)     (.31)     (.35)     (.42)
Net asset value, end of period                                             $8.62     $8.88     $8.74     $8.74

Ratios/supplemental data
Net assets, end of period (in millions)                                       $8       $10        $9        $4
Ratio of expenses to average daily net assets(c)                           1.78%(d)  1.75%     1.74%     1.73%(d)
Ratio of net investment income (loss) to average daily net assets          2.26%(d)  3.07%     3.64%     5.16%(d)
Portfolio turnover rate (excluding short-term securities)                   153%      263%      389%      150%
Total return(e)                                                           (1.90%)(f) 5.24%     4.06%     9.27%(f)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
30   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended May 31,                                                 2003(g)   2003      2002      2001     2000
Net asset value, beginning of period                                       $8.88     $8.74     $8.74     $8.32    $8.96
Income from investment operations:
Net investment income (loss)                                                 .14       .35       .42       .53      .54
Net gains (losses) (both realized and unrealized)                           (.27)      .18       .02       .42     (.47)
Total from investment operations                                            (.13)      .53       .44       .95      .07
Less distributions:
Dividends from net investment income                                        (.13)     (.35)     (.42)     (.53)    (.54)
Distributions from realized gains                                             --      (.04)     (.02)       --     (.17)
Total distributions                                                         (.13)     (.39)     (.44)     (.53)    (.71)
Net asset value, end of period                                             $8.62     $8.88     $8.74     $8.74    $8.32

Ratios/supplemental data
Net assets, end of period (in millions)                                     $112      $177      $188      $218     $167
Ratio of expenses to average daily net assets(c)                            .84%(d)   .82%      .81%      .82%     .81%
Ratio of net investment income (loss) to average daily net assets          3.17%(d)  4.04%     4.61%     6.16%    6.33%
Portfolio turnover rate (excluding short-term securities)                   153%      263%      389%      150%      62%
Total return(e)                                                           (1.45%)(f) 6.22%     5.02%    11.70%     .97%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Nov. 30, 2003 (Unaudited).

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the Web site americanexpress.com/funds; or by searching the Web site of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283. In addition, after Aug. 1, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available at http://www.sec.gov.

--------------------------------------------------------------------------------
31   ---   AXP SELECTIVE FUND   ---   2003 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
(logo)
AMERICAN
  EXPRESS
(R)
--------------------------------------------------------------------------------

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4.    Principal Accountant Fees and Services.  Not applicable at this time.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6.    [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 9. Submission of matters to a vote of security holders. Not applicable at this time.

Item 10.   Controls and Procedures.

           (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

           (b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP Income Series, Inc.




By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          February 3, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          February 3, 2004




By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          February 3, 2004